SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         FORM N-2 REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ___
                        POST-EFFECTIVE AMENDMENT NO. ___

                          AND/OR REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 30

                              --------------------

                              THE TAIWAN FUND, INC.
                              --------------------

               (Exact Name of Registrant as Specified in Charter)
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                              --------------------

                    (Address of Principal Executive Offices)


                                 1-800-426-5523

                              --------------------

              (Registrant's Telephone Number, Including Area Code)

                            LAURENCE E. CRANCH, ESQ.
                       CLIFFORD CHANCE ROGERS & WELLS LLP
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                 (212) 878-8000

                              --------------------

                    (Name and Address for Agent for Service)

                                EXPLANATORY NOTE


This filing is made solely for the purpose of filing an Amendment to the Registration Statement of The Taiwan Fund, Inc. (the "Fund") to reflect the amendment to the Fund's By-Laws attached hereto as Exhibit I. At a meeting held on December 5, 2000, the Board of Directors of the Fund adopted an amendment to the Fund's By-laws prescribing certain qualifications for directors of the Fund.

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Taipei, Taiwan, on the 20th day of December, 2000.

                                            THE TAIWAN FUND, INC.

                                            By:  /s/ S.Y. Wang
                                               ---------------------------------
                                                S.Y. Wang
                                                Chairman